Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2011	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Taxes [Line Items]
Operating loss carryforwards			$ 4,600
Temporary differences resulting from earnings for certain non-U.S. subsidiaries which are permanently reinvested outside the United States			108,300
Unrecognized tax liability on temporary differences resulting from earnings for certain non-U.S. subsidiaries which are permanently reinvested outside the United States			34,500
Income taxes paid			4,400	$ 5,500	$ 3,900
Unrecognized tax benefits	$ 8,714		9,599	8,714	8,648	$ 7,202
Unrecognized tax benefits, if recognized would affect our effective tax rates	7,000		7,900	7,000	6,500
Accrued interest expense related to uncertain tax positions net of federal income tax benefits	1,500		1,700	1,500	1,300
Interest expense on unrecognized tax benefits			$ 237	$ 235	$ 400
Reduction of income tax expense due to settlement of prior year audit	$ 458
Regional Operating Centers
Income Taxes [Line Items]
Foreign earnings, excluding losses in foreign jurisdictions, taxed at rates lower than U.S. rate as a percentage of foreign income before tax			73.00%	81.00%	79.00%
Skype Global S.a r.l. | Foreign Country
Income Taxes [Line Items]
Operating loss carryforwards			$ 1,800
Nokia Devices And Services Business | Foreign Country
Income Taxes [Line Items]
Operating loss carryforwards			$ 545
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Reduction of income tax expense due to settlement of prior year audit		$ (461)